6. INVENTORY (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Details
Raw materials	$ 0	$ 0	$ 94,681
Finished goods	585,570	923,565	1,028,037
Inventory in transit	0	0	221,728
Inventory reserve	(20,000)	(50,000)	(90,725)
Total inventory	$ 565,570	$ 883,350	$ 1,253,721